Long-term investments and derivative financial instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Long-term investments and derivative financial instruments
21.	Long-term investments and derivative financial instruments

The Company has the following financial instruments:

		Book value		Fair value
	Level	December 31,		December 31,
		2018	2017	2018	2017
Assets:
Short-term investments (Note 7)	2	517,423	1,036,148	517,423	1,036,148
Long term investments (Note 21)	3	1,287,781	835,957	1,287,781	835,957
Restricted investments (Note 8) (*)	2	—	8,808	—	8,808
Financial instruments (Note 21) (*)	2	595,380	420,822	595,380	420,822
Liabilities:
Loans and financing (Note 17) (*)	2	3,706,022	3,489,887	3,692,250	3,461,008
Financial instruments (Note 21) (*)	2/3	440,994	426,937	440,994	426,937

(*)	Includes current and non-current.

The carrying value of cash equivalents, short and long-term investments, restricted investments, trade and other receivables and accounts payable approximate their fair value largely due to the short-term maturity of these instruments.

Derivative financial instruments

	December 31, 2018		December 31, 2017
	Assets	Liabilities	Assets	Liabilities
Cash flow hedge
Interest rate swap contract	—	(9,422)	—	(14,755)
Foreign currency options	246,323	—	—	—
Fair value hedge
Interest rate swap contract	21,813	(1,732)	4,747	(24)
Derivatives not designated as hedge
Interest rate swap contract	93,606	(260,593)	4,239	(385,185)
Forward foreign currency contract	233,638	(74)	219,930	—
Heating oil forward contracts	—	(123,224)	4,469	—
Foreign currency options	—	(45,949)	187,437	(26,973)

	595,380	(440,994)	420,822	(426,937)

The maturity of the derivative financial instruments held by the Company is as follows:

December 31, 2018	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total
Assets from derivative transactions	212	3,735	2,707	588,652	74	595,380
Liabilities from derivative transactions	(16,920)	(93,348)	(70,707)	(260,019)	—	(440,994)

Total financial instruments	(16,708)	(89,613)	(68,000)	328,633	74	154,386

Cash flow hedge

Definition	Origin of Risk	Risks designated for hedge	Hedge instrument	Recognition
Hedge of exposure to variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect the Company’s results.	Financial leasing of aircraft with post-fixed interest rates	Interest Rate (Libor USD)	Cash Flow Swap - swapping post-fixed interest rate to pre-fixed.

• Protected item: Amortized cost - Liabilities in contra-entry result.

• Hedge instrument: Fair value - Assets / Liabilities (MtM) in contra-entry profit (accrual) and other comprehensive income (MtM).

	Senior Notes denominated in foreign currency (only amortization)	Exchange Variation of dolar	Foreign currency options

• Protected item: Amortized cost - Liabilities in contra-entry result.

• Hedge instrument: Fair value - Asset / Liability (MtM), in income statement (Intrinsic Value), offsetting the effect of the exchange variation on debt and other comprehensive income in Equity (Value in time)

As of December 31, 2018 and 2017, the Company had interest rate swaps designated as cash flow hedges to hedge against the effect of changes in the interest rate on a portion of the finance leases payments and forward foreign currency contract for the protection of the Senior Notes principal denominated in foreign currency in the next 12 months.

The positions were:

December 31, 2018	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	57,805	LIBOR US$	Fixed rate	(9,422)
Foreign currency options	1,314,600	US$	R$	246,323

	1,372,405			236,901

December 31, 2017	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	87,395	LIBOR	Fixed rate	(14,755)

	87,395			(14,755)

The critical terms of the swap contracts matched with the terms of the hedged loans. Considering all transactions were deemed effective, the fair value changes on cash flow hedge were recorded in other comprehensive loss against financial instruments in liabilities or assets.

The gains and losses of hedge items (accrual of interest and exchange variation – financial lease and senior notes respectively) are impacted monthly, and are therefore offset monthly by the hedge instruments.

Factors that may influence hedge effectiveness include: i) the time difference between the hedging instrument and the hedged item and ii) the counterparty’s credit risk substantially impacts the fair value of the derivative instrument, but not the hedged object (Senior Notes).

Changes in other comprehensive loss (cash flow hedge reserve) are detailed below:

	December 31,
	2018	2017	2016
Balance at the beginning of the year	(11,192)	(33,785)	(92,769)
Transactions settled during the period	6,444	6,435	83,648
New transactions recognized in income statement	(215,765)	—	—
Fair value adjustment	66,544	12,663	(42,109)
Deferred tax effect	36,645	3,495	17,445

Balance at the end of the year	(117,324)	(11,192)	(33,785)

Fair value hedge

Definition	Origin of Risk	Risks designated for hedge	Hedge instrument	Recognition

Hedge of exposure to changes in the fair value of recognized asset or liability or unrecognized firm commitment.	Financial leasing of aircraft with pre-fixed interest rates	Interest rate	Cash Flow Swap - swapping pre-fixed interest rate to post- fixed.	• Protected item: Fair value—Liabilities in contra-entry result. • Hedge instrument: Fair value—Assets / Liabilities in contra-entry result (MtM).

	Debt instruments denominated in US$	Exchange Rate and Interest Rate	Cash Flow Swap - swapping US $ + Spread to reais at% CDI.	• Protected item: Fair value—Liabilities in contra-entry result. • Hedge instrument: Fair value—Assets / Liabilities in contra-entry result (MtM).

As of December 31, 2018 the Company had fixed to floating interest rate swap contracts with a notional amount of R$163,353 (December 31, 2017—R$103,669). These contracts entitle the Company to receive fixed interest rates and pay floating interest based on CDI.

Adjustment to fair value of these contracts resulted in the recognition of an unrealized gain of R$20,081 (December 31, 2017 – loss of R$4,723, December 31, 2016 – loss of R$13,177) which was recorded as financial income. The impact on the statement of net income was offset by a negative adjustment on the debt hedged. There was no ineffectiveness during the year ended December 31, 2018.

Derivatives not designated as hedge accounting

i)	Forward foreign currency contract

The Company is exposed to the foreign currency risk, and therefore entered into currency forward contracts, options and foreign currency swaps.

During the year ended December 31, 2018, the Company had entered into NDF contracts of US$375 million to protect itself from currency fluctuations (December 31, 2017—US$370 million) that generated an unrealized gain of R$233,564 (December 31, 2017 – R$219,930).

ii)	Foreign currency options

The Company also has currency options with notional of US$159 million (December 31, 2017 – US$544 million), of which US$129 million are in connection with the Senior Notes hedge and US$30 million (December 31, 2017—US$15 million) in connection to a dollar loan. As of December 31, 2018, these options generated an unrealized loss of R$45,949 (December 31, 2017 – gain of R$ 160,464, December 31, 2016 – gain of R$0).

On April 1, 2018, the Company designated for cash flow hedge accounting options with notional in the amount of US$ 400 million contracted for the purpose of protecting the principal of Senior Notes and was presented on topic “Cash Flow Hedge” (Note 21).

iii)	Interest rate swap contract

As of December 31, 2018 the Company had interest rate swap contracts in connection with the Senior Notes. Changes in fair value of these instruments resulted in the recognition of an unrealized loss of R$166,987 (December 31, 2017—R$380,946).

iv)	Heating oil forward contracts

As of December 31, 2018, the Company also had average NDF contracts on over-the-counter (OTC) Market with three different counterparties on the local market indexed to Heating Oil forward contract traded on the NYMEX, on monthly tranches, with a notional value of R$804,929 (December 31, 2017—R$15,495). The fair value of these instruments amounted to an unrealized loss of R$123,224 (December 31, 2017 – gain of R$4,469).

Fair value of financial instruments

The Company applies the following hierarchy to determine the fair value of financial instruments:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: other techniques for which all data that have significant effect on the fair value recorded are observable, directly or indirectly;

Level 3: techniques that use data that have significant effect on fair value recorded that are not based on observable market data.

Assets measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Financial assets at fair value
Short-term investments	517,423	—	517,423	—
Long-term investments (c)	1,287,781	—	—	1,287,781
Interest rate swap contract - fair value hedge option (b)	21,813	—	21,813	—
Interest rate swap contract- not designated as hedge	93,606	—	93,606	—
Forward foreign currency contract	233,638	—	233,638	—
Foreign currency options	246,323	—	246,323	—

Liabilities measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(9,422)	—	(9,422)	—
Interest rate swap contract - fair value hedge option (b)	(1,732)	—	(1,732)	—
Interest rate swap contract- not designated as hedge	(260,593)	—	(260,593)	—
Forward foreign currency contract	(45,949)	—	(45,949)	—
Forward foreign currency contract	(74)	—	(74)	—
Heating oil forward contracts	(123,224)	—	(123,224)	—

Assets measured at fair value	December 31, 2017	Level 1	Level 2	Level 3
Financial assets at fair value
Short-term investments	1,036,148	—	1,036,148	—
Restricted investments (a)	8,808		8,808	—
Long-term investments (c)	835,957	—	—	835,957
Interest rate swap contract - fair value hedge option (b)	4,747	—	4,747	—
Interest rate swap contract - not designated as hedge	4,239		4,239
Forward foreign currency contract	219,930	—	219,930	—
Foreign currency options	187,437		187,437
Heating oil forward contracts	4,469	—	4,469	—

Liabilities measured at fair value	December 31, 2017	Level 1	Level 2	Level 3
Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(14,755)	—	(14.755)	—
Interest rate swap contract - fair value hedge (b)	(24)	—	(24)	—
Interest rate swap contract - not designated as hedge	(385,185)	—	(385.185)	—
Foreign currency options	(26.973)	—	(26.973)	—

(a)	Includes current and non-current.
(b)	Portion of the balances consist of loans from FINAME PSI, and standard FINAME presented at their value adjusted by the hedged risk, applying fair value hedge accounting rules.
(c)

The Company calculated the fair value of the call option based on a valuation for TAP and binomial model considering the term of option, discount rate and the market volatility of publicly traded comparable airlines, calculated on a 2 years average. The resulting amount of the binomial model calculated in Euros was converted into Reais using the period-end exchange rate. See Note 21.

Description of significant unobservable inputs to valuation:

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2018 and 2017 are shown below:

Non-listed convertible debt investment—Level 3 financial assets

Valuation technique	Significant unobservable inputs	Rate	Sensitivity of the input to fair value (amounts in millions of reais)
Discounted cash flow method	Long-term growth rate for cash flows for subsequent years	2018: 1.9% 2017: 1.8%	10bps (2017 – 10bps) increase (decrease) in the growth rate would result in an increase (decrease) in the fair value of R$3 (2017 - R$19)

	Cost of equity	2018: 12.2% 2017: N/A(*)	50bps increase in cost of equity would result in a reduction in the fair value of R$23 (2017 - 0). 50bps reduction in cost of equity would result in an increase in the fair value of R$25 (2017 - 0).

(*)	In 2017 the Company used another methodology not directly comparable.

Level 3 financial assets reconciliation

Changes in the fair value of the TAP Convertible Bonds is detailed below:

	December 31, 2018	December 31, 2017
Balance at the beginning of the period	835,957	752,095
Foreign currency exchange gain (loss) (*)	48,365	47,781
Interest accrual (Note 12.f.ii) (**)	29,630	29,569
Net present value of debt component (Note 12.f.ii) (**)	13,219	(11,844)
Fair value of call-option (Note 12.f.ii) (**)	360,610	18,356

Balance at the end of the period	1,287,781	835,957

(*)	recorded in the “Foreign currency exchange, net” in the income statements line item.
(**)	recorded in the “Result from related parties transactions, net” in the income statements line item.